STOCKHOLDERS’ DEFICIT	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 6 - STOCKHOLDERS’ DEFICIT

Preferred Stock

Series B Convertible Preferred Stock

On December 11, 2009, the Company filed a Certificate of Designation with the State of Nevada, to designate 500,000 shares of preferred stock as Series B Convertible Preferred Stock (“Series B Convertible Preferred Stock”). Effective November 5, 2014, the number of shares designated as Series B Convertible Preferred Stock was increased to 5,000,000 shares.

The Company issued 200,000 shares of Series B Convertible Preferred Stock upon its inception in 2004.

In October 2015, the Company issued 200,000 shares of Series B Convertible Preferred Stock.

On September 11, 2017, the Company issued an additional 210,000 shares Series B Convertible Preferred Stock to its CEO, Chaya Hendrick, in consideration for grant of exclusive rights to the licensed patent.

As of March 31, 2022, the Company has 5,000,000 shares of Series B Convertible Preferred Stock, par value $0.001, authorized and 610,000 shares of Series B Convertible Preferred Stock issued and outstanding.

Holders of the Series B Convertible Preferred Stock are entitled to receive dividends or other distributions with the holders of the common stock of the Company on an as converted basis when, as, and if declared by the directors of the Company. Holders of the Series B Convertible Preferred Stock are entitled to convert each share of the Series B Convertible Preferred Stock into fifty (50) shares of common stock.

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, holders of the Series B Convertible Preferred Stock are entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to the Stated Value, pro rata with the holders of the common stock.

Series C Convertible Preferred Stock

From time to time, the Company issues Series C Convertible Preferred Stock in exchange for cash. These shares are convertible into shares of the Company’s common stock.

The number of issued and outstanding shares of Series C Convertible Preferred Stock were 103,584 and 196,083, respectively, for March 31, 2022 and June 30, 2021.

Series D Convertible Preferred Stock

On July 27, 2021 the Company designated Series D Convertible Preferred Stock (the “Series D Shares”). The Series D Shares have a stated value of $100.00 (the “Stated Value”), and carry a conversion price of the volume weighted average price (for the 20 trading days immediate prior to the conversion date). The amount of shares of common stock to be issued upon any conversion shall be calculated as the quotient of (i) the product of the issued shares of the Series D Shares to be converted and the Stated Value, and (ii) the Conversion Price. The Series D Shares are not entitled to receive dividends or other distributions, and have no voting rights.

Common Stock

During the last fiscal quarter of fiscal year ending June 30, 2021, the Company increased its authorized shares of common stock from 600,000,000 to 1,200,000,000.

As of September 30, 2021, the Company had 488,648,586 shares of common stock issued and outstanding.

●	During the three months ended September 30, 2021, the Company sold 5,500,000 shares of common stock for net proceeds of $27,462. With these issuances the company also issued warrants to purchase: (i) 5,500,000 shares of common stock at a price of $0.10 per share and (ii) 5,500,000 shares of common stock at a price of $0.20 per share. The warrants expire at various times through September 21, 2022. None of the 12,000,000 shares of common stock were issued during the quarter ended September 30, 2021, and were recognized as stock payable.

●	During the three months ended September 30, 2021, the Company issued 42,262,958 shares of common stock, of which 8,133,333 were issued from stock payable, 17,534,387 were converted from 116,050 shares of Preferred stock and 4,095,238 shares were issued for legal services and 12,500,000 shares were issued as a finder’s fee.

As of December 31, 2021, the Company had 539,310,756 shares of common stock issued and outstanding.

●	During the three months ended December 31, 2021, the Company sold 8,625,000 shares of common stock for net proceeds of $86,230. With these issuances the Company also issued warrants to purchase: (i) 8,625,000 shares of common stock at a price of $0.70 per share and (ii) 4,312,500 shares of common stock at a price of $1.00 per share. The warrants expire at various times through December 14, 2022. None of the 8,625,000 shares of common stock were issued during the quarter ended December 31, 2021, and were recognized as stock payable.

●	During the three months ended December 31, 2021, the Company issued 50,662,170 shares of common stock, of which 11,032,663 shares were issued from stock payable, 19,148,052 were converted from 107,000 shares of Preferred stock, 7,981,445 shares were issued for legal services and 12,500,000 shares were issued as a finder’s fee to AJB Capital.

●	During the three months ended March 31, 2022, the Company issued 77,040,836 shares of common stock, of which zero were issued from stock payable, 15,826,550 were converted from 90,750 shares of Preferred stock, 3,714,286 shares were issued for legal services and 57,500,000 shares were issued in conjunction with securities purchase agreements for net proceeds of $783,000.

During the three months ended March 31, 2022, the Company sold 2,000,000 shares of common stock for net proceeds of $19,980. With these issuances the Company also issued warrants to purchase: (i) 2,000,000 shares of common stock at a price of $0.70 per share and (ii) 1,000,000 shares of common stock at a price of $1.00 per share. The warrants expire at various times through February 9, 2023. None of the 2,000,000 shares of common stock were issued during the quarter ended March 31, 2022, and were recognized as stock payable.

Equity Financing Agreement

On March 5, 2020, the Company entered into an equity financing agreement (the “Equity Financing Agreement”) with GHS Investments, LLC, a Nevada limited liability company (“GHS”). Pursuant to the Equity Financing Agreement, the Company agreed to sell to GHS an indeterminate amount of shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), up to an aggregate price of four million dollars ($4,000,000).

Following effectiveness of the Registration Statement, the Company shall have the discretion to deliver puts to GHS and GHS will be obligated to purchase shares of the Company’s Common Stock based on the investment amount specified in each put notice. The maximum amount that the Company shall be entitled to put to GHS in each put notice shall not exceed two hundred percent (200%) of the average daily trading dollar volume of the Company’s Common Stock during the ten (10) trading days preceding the put, so long as such dollar amount does not exceed $500,000. Pursuant to the Equity Financing Agreement, GHS and its affiliates will not be permitted to purchase and the Company may not put shares of the Company’s Common Stock to GHS that would result in GHS’s beneficial ownership, equaling more than 4.99% of the Company’s outstanding Common Stock. The price of each put share shall be equal to eighty percent (80%) of the Market Price (as defined in the Equity Financing Agreement). Puts may be delivered by the Company to GHS until the earlier of thirty-six (36) months after the effectiveness of the Registration Statement.

Concurrently with the execution of the Equity Financing Agreement, the Company entered into a convertible promissory note, for the principal balance of $35,000. Per the terms of the convertible promissory note, the Company agreed to pay GHS interest at the rate of ten percent (10%) until it became due on December 5, 2020. The holder of the convertible promissory note shall have the right at any time to convert all or any part of the outstanding and unpaid principal and interest at a fixed conversion price of $0.0175. See Note 5. The principal balance of $35,000 has been recognized as deferred financing costs in current assets on the accompanying Consolidated Balance Sheet, and will be charged against the gross proceeds of each put when received.

Warrants

From time to time the Company granted warrants in connection with private placements of securities, as described herein.

As of March 31, 2022, and June 30, 2021, the following is a breakdown of the warrant activity:

Range of Exercise Prices	Number of Warrants Outstanding	Weighted- Average Contractual Life Remaining in Years	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
Warrants Outstanding and Exercisable at March 31, 2022:
$0.70 - $1.00	54,664,518	1.20	$0.26	54,664,518	$0.26

Warrants Outstanding and Exercisable at June 30, 2021:
$0.10 - $0.20	124,888,519	1.12	$0.33	124,888,519	$0.33

Warrant Activity:

March 31, 2022:

Outstanding - June 30, 2021	124,888,519
Issued	22,937,499
Exercised	—
Expired	(93,161,500)
Outstanding - March 31, 2022	54,664,518

March 31, 2021:

Outstanding - June 30, 2020	53,280,406
Issued	90,500,000
Exercised	—
Expired	(17,151,887)
Outstanding - March 31, 2021	126,628,519

At March 31, 2022, all 54,664,518 warrants are vested and all 54,664,518 warrants expire at various times prior to February 9, 2023.

NOTE 6 -	STOCKHOLDERS’ DEFICIT

Preferred Stock

As of June 30, 2021, the Company has 5,000,000 shares of Series B preferred stock, par value $0.001, authorized and 610,000 shares issued and outstanding.

Each share of Series B Convertible Preferred Stock has a par value of $0.001, and a stated value equal to $5.00 (“Stated Value”). Holders of the Series B Convertible Preferred Stock are entitled to receive dividends or other distributions with the holders of the common stock of the Company on an as converted basis when, as, and if declared by the directors of the Company. Holders of the Series B Convertible Preferred Stock are entitled to convert all or any one (1) share of the Series B Convertible Preferred Stock into fifty (50) shares of common stock.

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (“liquidation”), holders of the Series B Convertible Preferred Stock are entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to the Stated Value, pro rata with the holders of the common stock.

The Company issued 200,000 Series B preferred shares upon its inception in 2004.

In October 2015, the Company issued 200,000 Series B preferred shares.

On September 11, 2017, the Company issued an additional 210,000 shares of Series B preferred shares to its CEO, Chaya Hendrick, in consideration for grant of exclusive rights to the licensed patent.

Class A Common Stock

As of June 30, 2021, the Company has 50,000,000 shares of Class A common stock, par value $0.001, authorized and no shares issued and outstanding.

During the three month period ending December 31, 2019, the Company increased its total number of shares of authorized capital stock to 600,000,000 shares, par value $0.001 per share.

Common Stock and Warrants

●	During the three months ended September 30, 2019, the Company sold for cash 6,337,500 shares of common stock and warrants to purchase: (i) 6,337,500 shares at prices ranging from $0.10 per share to $0.25 per share for net proceeds of $133,495. The warrants expire at various times through September 17, 2021. None of these shares were issued during the quarter ended September 30, 2019, with all 6,337,500 shares being recorded as stock payable.

●	During the three months ended December 31, 2019, the Company sold for cash 40,675,000 shares of common stock and warrants to purchase: (i) 825,000 shares at prices ranging from $0.20 per share to $0.25 per share for net proceeds of $214,510. The warrants expire at various times through November 1, 2021. None of these shares were issued during the quarter ended December 31, 2019, with all 40,675,000 shares being recorded as stock payable. There were 36,300 Preferred C shares converted to 2,370,696 Common shares for the three month period ending December 31, 2019, see Note 6.

●	During the three months ended March 31, 2020, the Company sold for cash 9,550,000 shares of common stock and warrants to purchase: (i) 3,500,000 shares at prices ranging from $0.05 per share to $1.00 per share for net proceeds of $66,500. The warrants expire at various times through March 12, 2022. None of these shares were issued during the quarter ended March 31, 2020, with all 9,550,000 shares being recorded as stock payable.

●	During the three months ended June 30, 2020, the Company sold for cash 40,000,000 shares of common stock and warrants to purchase: (i) 12,000,000 shares at prices ranging from $0.10 per share to $0.20 per share for net proceeds of $200,905. The warrants expire at various times through June 12, 2021. 31,000,000 of these shares were issued during the quarter ended June 30, 2020, with 9,000,000 shares being recorded as stock payable.

●	During the three months ended September 30, 2020, the Company sold for cash 17,500,000 shares of common stock and warrants to purchase: (i) 17,500,000 shares at prices ranging from $0.05 per share to $0.10 per share and (ii) 14,500,000 shares at prices ranging from $0.10 to $0.20 for net proceeds of $77,409. The warrants expire at various times through September 21, 2022. All 17,500,000 of these shares were issued during the quarter ended December 31, 2020, with all 17,500,000 shares being recorded as stock payable. The Company issued 6,032,260 shares. Of these shares, 585,000 were issues for consulting services and 5,447,260 were converted from Preferred shares.

●	During the three months ended December 31, 2020, the Company sold 16,500,000 shares of common stock for net proceeds of $82,455. With these issuances the company also issued warrants to purchase: (i) 16,500,000 shares at prices ranging from $0.05 to $0.10 per share and (ii) 16,500,000 shares at prices ranging from $0.10 to $0.20 and (iii) 1,500,000 at a price of $0.30. The warrants expire at various times through December 21, 2022. None of the 16,500,000 shares were issued during the quarter ended December 31, 2020, and were recognized as stock payable.

●	During the three months ended December 31, 2020, the Company issued 32,034,876 shares for $75,000, of which 15,000,000 were issued from stock payable and 16,034,876 were converted from 78,100 Preferred shares.

●	During the three months ended March 31, 2021, the Company sold 11,000,000 shares of common stock for net proceeds of $59,957. With these issuances the company also issued warrants to purchase: (i) 12,000,000 shares at a price of $0.10 per share and (ii) 12,000,000 shares at a price of $0.20. The warrants expire at various times through February 4, 2022. None of the 12,000,000 shares were issued during the quarter ended March 31, 2021, and were recognized as stock payable.

●	During the three months ended March 31, 2021, the Company issued 26,769,540 shares, of which 17,000,000 were issued from stock payable, 6,709,100 were converted from 72,600 Preferred shares and 2,560,440 shares were issued for legal services.

●	During the three months ended June 30, 2021, the Company sold 3,333,333 shares of common stock for net proceeds of $20,000. With these issuances the company also issued warrants to purchase: (i) 3,333,333 shares at a price of $0.10 per share and (ii) 3,333,333 shares at a price of $0.20. The warrants expire at various times through June 8, 2022. None of the 3,333,333 shares were issued during the quarter ended June 30, 2021, and were recognized as stock payable.

●	During the three months ended June 30, 2021, the Company issued 3,025,952 shares, all of which were converted from 36,300 Preferred C shares.

The following information summarizes the warrants outstanding and exercisable.

Warrants Outstanding and Exercisable at June 30, 2021:

Range of Exercise Prices	Number of Warrants Outstanding	Weighted- Average Contractual Life Remining in Years	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price

Warrants Outstanding and Exercisable at June 30, 2020:

$0.05 - $1.00	53,280,406	1.120	$0.33	53,280,406	$0.33

Warrants Outstanding and Exercisable at June 30, 2021:

$0.10 - $0.20	124,888,519	0.623	$0.18	124,888,519	$0.623

Warrant Activity:

As of June 30, 2021 and 2020, the following is a breakdown of the activity:

June 30, 2021:

Outstanding - beginning of year	53,280,406
Issued	98,500,000
Exercised	—
Expired	(26,891,887)

Outstanding - end of year	124,888,519

June 30, 2020:

Outstanding - beginning of year	26,526,234
Issued	34,662,500
Exercised	—
Expired	(7,908,328)

Outstanding - end of year	53,280,406

At June 30, 2021, all of the 124,888,519 warrants are vested, all 124,888,519 warrants expire at various times through June 2022.

Equity Financing

On March 5, 2020, the Company entered into an equity financing agreement with GHS Investments, LLC, a Nevada limited liability company (“Investor”). Pursuant to the agreement, the Company agrees the sell to the investor an indeterminate amount of shares of the Company’s common stock, par value $0.001 per share, up to an aggregate price of four million dollars ($4,000,000).

Pursuant to the agreement, the Company is required, to within sixty (60) calendar days upon the date of execution of this agreement, use its best efforts to file with the SEC a registration statement or registration statements (as is necessary) on Form S-1, covering the resale of all of the registrable securities, which registration statement(s) shall state that, in accordance with Rule 416 promulgated under the 1933 Act, such registration statement also covers such indeterminate number of additional shares of Common Stock as may become issuable upon stock splits, stock dividends or similar transactions. Pursuant to this equity financing agreement, the Company filed the Registration S-1 on August 6, 2020.

Following effectiveness of the Registration Statement, the Company shall have the discretion to deliver puts to GHS and GHS will be obligated to purchase shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”) based on the investment amount specified in each put notice. The maximum amount that the Company shall be entitled to put to GHS in each put notice shall not exceed two hundred percent (200%) of the average daily trading dollar volume of the Company’s Common Stock during the ten (10) trading days preceding the put, so long as such dollar amount does not exceed $500,000. Pursuant to the Equity Financing Agreement, GHS and its affiliates will not be permitted to purchase and the Company may not put shares of the Company’s Common Stock to GHS that would result in GHS’s beneficial ownership, equaling more than 4.99% of the Company’s outstanding Common Stock. The price of each put share shall be equal to eighty percent (80%) of the Market Price (as defined in the Equity Financing Agreement). Puts may be delivered by the Company to GHS until the earlier of thirty-six (36) months after the effectiveness of the Registration Statement. The Registration Statement has not been deemed effective as of the date of this filing.

Concurrently with the execution of the equity financing agreement, the company entered into a convertible promissory note, for the principal balance of $35,000. Per the terms of the convertible note agreement, the Company agrees to pay the investor interest at the rate of ten percent (10%) until it is due on December 5, 2020. The holder shall have the right at any time to convert all or any part of the outstanding and unpaid principal and interest at a fixed conversion price of $0.0175. See note 5. The $35,000 has been recognized as deferred financing costs in current assets on the accompanying Consolidated Balance Sheet, and will be charged against the gross proceeds of each put when received.  Although the Company has not as of yet put to GHS, the agreement is in effect for three years, through March, 2023, and as the Company does plan to put to GHS, the Company has determined it is proper for the deferred costs to remain for the length of the agreement.